Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® Conservative Income Bond Fund
May 31, 2023
ZCI-NPRT3-0723
1.9887607.105
Nonconvertible Bonds - 57.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 0.9% 3/25/24	640,000	617,569
Verizon Communications, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.4157% 3/22/24 (b)(c)	902,000	901,275
		1,518,844
Media - 0.1%
Magallanes, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 6.668% 3/15/24 (b)(c)	475,000	476,739
TOTAL COMMUNICATION SERVICES		1,995,583
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 3.6%
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4683% 4/1/24 (b)(c)(d)	624,000	625,126
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 5.7783% 4/1/25 (b)(c)(d)	1,000,000	1,004,204
0.8% 4/1/24 (d)	630,000	606,282
Daimler Finance North America LLC:
0.75% 3/1/24 (d)	1,000,000	965,034
3.65% 2/22/24 (d)	370,000	364,869
4.95% 3/30/25 (d)	1,000,000	997,464
5.5% 11/27/24 (d)	500,000	501,615
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.2453% 4/7/25 (b)(c)	775,000	773,623
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.6246% 3/8/24 (b)(c)	1,032,000	1,027,561
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 6.2593% 11/17/23 (b)(c)	400,000	400,473
4.15% 6/19/23	610,000	609,808
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 5.7994% 6/7/24 (b)(c)(d)	1,000,000	1,002,466
0.875% 11/22/23 (d)	700,000	684,279
2.85% 9/26/24 (d)	630,000	609,187
4.25% 11/13/23 (d)	1,060,000	1,051,986
		11,223,977
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	1,000,000	955,180
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.4798% 2/14/24 (b)(c)	621,000	621,012
TOTAL CONSUMER DISCRETIONARY		12,800,169
CONSUMER STAPLES - 1.4%
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc. 0.8% 2/10/24 (d)	900,000	867,927
Mondelez International Holdings Netherlands BV 0.75% 9/24/24 (d)	650,000	611,432
		1,479,359
Food Products - 0.2%
Mondelez International, Inc. 2.125% 3/17/24	630,000	613,757
Tobacco - 0.7%
BAT Capital Corp. 3.222% 8/15/24	500,000	485,306
Philip Morris International, Inc.:
2.875% 5/1/24	800,000	780,881
5.125% 11/15/24	500,000	500,272
Reynolds American, Inc. 4.85% 9/15/23	630,000	628,099
		2,394,558
TOTAL CONSUMER STAPLES		4,487,674
ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.6896% 2/16/24 (b)(c)	616,000	615,003
4% 10/1/23	600,000	596,248
Equinor ASA 2.65% 1/15/24	1,000,000	983,759
Phillips 66 Co. 0.9% 2/15/24	500,000	483,679
		2,678,689
FINANCIALS - 41.2%
Banks - 27.0%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.7251% 2/4/25 (b)(c)	1,000,000	997,149
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.7346% 10/24/24 (b)(c)	500,000	498,326
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.0816% 4/25/25 (b)(c)	1,300,000	1,303,957
0.523% 6/14/24 (b)	600,000	598,747
0.81% 10/24/24 (b)	700,000	686,084
0.981% 9/25/25 (b)	740,000	693,522
1.843% 2/4/25 (b)	500,000	486,158
3.458% 3/15/25 (b)	800,000	784,545
3.841% 4/25/25 (b)	1,800,000	1,769,260
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.153% 9/15/23 (b)(c)	650,000	649,711
2.15% 3/8/24	620,000	603,378
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.4057% 4/15/24 (b)(c)	1,300,000	1,297,738
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.550% 5.438% 9/15/23 (b)(c)	1,000,000	1,000,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 5.1481% 9/15/23 (b)(c)	850,000	849,441
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3903% 7/31/24 (b)(c)	700,000	697,835
Barclays PLC:
1.007% 12/10/24 (b)	750,000	726,706
3.932% 5/7/25 (b)	560,000	547,998
BNP Paribas SA:
3.8% 1/10/24 (d)	560,000	552,844
4.705% 1/10/25 (b)(d)	1,100,000	1,089,643
BPCE SA:
3 month U.S. LIBOR + 1.240% 6.3937% 9/12/23 (b)(c)(d)	1,550,000	1,552,308
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.528% 1/14/25 (b)(c)(d)	506,000	502,636
2.375% 1/14/25 (d)	439,000	413,529
4% 9/12/23 (d)	304,000	302,060
5.7% 10/22/23 (d)	800,000	794,792
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.2556% 6/22/23 (b)(c)	1,432,000	1,432,158
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 5.8854% 4/7/25 (b)(c)	1,000,000	1,001,459
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	900,000	900,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.6804% 5/1/25 (b)(c)	800,000	797,857
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.4333% 5/24/25 (b)(c)	1,000,000	1,004,495
0.776% 10/30/24 (b)	1,140,000	1,115,470
0.981% 5/1/25 (b)	1,200,000	1,144,709
3.352% 4/24/25 (b)	1,000,000	977,366
Credit Agricole SA 3.875% 4/15/24 (d)	500,000	491,906
Danske Bank A/S:
0.976% 9/10/25 (b)(d)	1,150,000	1,071,872
3.773% 3/28/25 (b)(d)	1,360,000	1,328,055
3.875% 9/12/23 (d)	500,000	496,394
5.375% 1/12/24 (d)	550,000	545,877
6.466% 1/9/26 (b)(d)	255,000	255,317
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.761% 3/28/25 (b)(c)(d)	1,000,000	995,313
0.856% 9/30/25 (b)(d)	750,000	701,638
2.968% 3/28/25 (b)(d)	450,000	439,090
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.4895% 5/21/24 (b)(c)(d)	1,110,000	1,106,171
Fifth Third Bancorp 3.65% 1/25/24	2,350,000	2,302,164
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.6376% 11/22/24 (b)(c)	700,000	692,590
0.732% 8/17/24 (b)	1,000,000	987,828
1.162% 11/22/24 (b)	1,010,000	985,204
3.803% 3/11/25 (b)	860,000	843,935
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.2496% 5/16/25 (b)(c)	1,000,000	953,812
4.008% 5/16/25 (b)	500,000	471,100
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 5.8475% 6/14/25 (b)(c)	1,000,000	1,001,752
0.563% 2/16/25 (b)	720,000	693,865
0.653% 9/16/24 (b)	700,000	689,456
0.824% 6/1/25 (b)	1,000,000	950,038
1.561% 12/10/25 (b)	900,000	844,246
2.301% 10/15/25 (b)	640,000	611,524
3.22% 3/1/25 (b)	1,000,000	980,838
3.797% 7/23/24 (b)	300,000	299,132
3.845% 6/14/25 (b)	630,000	617,434
4.023% 12/5/24 (b)	560,000	555,027
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.1975% 6/14/24 (b)(c)	1,330,000	1,284,632
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2783% 1/3/24 (b)(c)	650,000	636,370
Lloyds Banking Group PLC 3.9% 3/12/24	600,000	590,381
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 5.9481% 7/26/23 (b)(c)	1,590,000	1,584,418
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.1281% 7/26/23 (b)(c)	1,050,000	1,050,662
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.2308% 9/12/25 (b)(c)	800,000	803,315
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 6.6134% 7/18/25 (b)(c)	1,000,000	1,005,355
0.848% 9/15/24 (b)	400,000	393,776
0.953% 7/19/25 (b)	1,200,000	1,132,593
4.788% 7/18/25 (b)	600,000	593,615
5.063% 9/12/25 (b)	610,000	604,629
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	1,383,000	1,362,788
2.555% 9/13/25 (b)	640,000	612,520
3.922% 9/11/24 (b)	800,000	794,526
NatWest Group PLC 4.519% 6/25/24 (b)	800,000	798,549
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.5905% 8/12/24 (b)(c)(d)	640,000	636,156
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.3657% 3/22/25 (b)(c)(d)	656,000	656,788
Nordea Bank ABP 3.75% 8/30/23 (d)	800,000	795,848
PNC Financial Services Group, Inc.:
3.5% 1/23/24	500,000	493,062
5.671% 10/28/25 (b)	610,000	609,122
Rabobank Nederland 2.625% 7/22/24 (d)	600,000	580,672
Rabobank Nederland New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.2533% 1/12/24 (b)(c)	297,000	296,768
0.375% 1/12/24	1,000,000	968,694
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.2853% 10/7/24 (b)(c)	640,000	636,586
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 5.4502% 10/26/23 (b)(c)	1,600,000	1,599,918
Societe Generale 3.875% 3/28/24 (d)	800,000	783,512
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 6.125% 7/19/23 (b)(c)	1,150,000	1,150,250
0.508% 1/12/24	500,000	484,685
Svenska Handelsbanken AB 0.55% 6/11/24 (d)	600,000	570,039
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 5.8495% 4/4/25 (b)(c)(d)	645,000	643,968
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 5.0646% 6/2/23 (b)(c)	750,000	750,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.208% 3/4/24 (b)(c)	1,340,000	1,337,083
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.381% 9/28/23 (b)(c)	650,000	650,105
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 5.7746% 3/8/24 (b)(c)	906,000	907,785
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.1607% 1/17/24 (b)(c)	850,000	839,781
3.2% 4/1/24	630,000	615,756
Truist Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.2677% 6/9/25 (b)(c)	1,000,000	964,133
2.5% 8/1/24	630,000	604,678
U.S. Bancorp 3.375% 2/5/24	630,000	619,576
Wells Fargo & Co.:
0.805% 5/19/25 (b)	1,300,000	1,238,876
2.406% 10/30/25 (b)	640,000	611,484
3.3% 9/9/24	600,000	584,926
3.75% 1/24/24	815,000	805,856
		84,368,295
Capital Markets - 7.6%
Charles Schwab Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 5.3991% 3/18/24 (b)(c)	500,000	494,966
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 5.4435% 8/9/23 (b)(c)	600,000	596,747
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.4114% 2/2/24 (b)(c)	1,000,000	980,307
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.3184% 2/21/25 (b)(c)	800,000	774,998
0.495% 2/2/24	1,000,000	955,180
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.564% 11/8/23 (b)(c)	1,150,000	1,146,067
0.962% 11/8/23	800,000	777,899
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.6832% 1/24/25 (b)(c)	1,000,000	996,601
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.2781% 3/15/24 (b)(c)	1,500,000	1,508,114
0.925% 10/21/24 (b)	1,000,000	979,726
1.757% 1/24/25 (b)	369,000	358,567
3% 3/15/24	660,000	646,437
4% 3/3/24	1,300,000	1,282,977
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5201% 1/25/24 (b)(c)	337,000	336,687
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.460% 5.5567% 11/10/23 (b)(c)	410,000	409,889
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.6296% 1/24/25 (b)(c)	1,000,000	995,342
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.1198% 4/17/25 (b)(c)	1,000,000	1,002,656
0.79% 5/30/25 (b)	1,300,000	1,232,109
0.791% 1/22/25 (b)	1,300,000	1,257,906
1.164% 10/21/25 (b)	650,000	607,034
3.7% 10/23/24	600,000	586,562
State Street Corp. 3.776% 12/3/24 (b)	500,000	495,540
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 5.1494% 6/1/23 (b)(c)(d)	1,250,000	1,250,000
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.4235% 2/9/24 (b)(c)(d)	1,300,000	1,297,059
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5135% 8/9/24 (b)(c)(d)	1,000,000	995,083
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.4255% 1/13/25 (b)(c)(d)	750,000	744,167
UBS Group AG 1.008% 7/30/24 (b)(d)	1,000,000	990,345
		23,698,965
Consumer Finance - 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.6151% 9/29/23 (b)(c)	651,000	649,151
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.230% 5.2705% 11/3/23 (b)(c)	650,000	649,523
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 5.7605% 5/3/24 (b)(c)	1,367,000	1,364,589
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.5604% 12/6/24 (b)(c)	1,000,000	977,819
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.4124% 5/9/25 (b)(c)	1,000,000	984,190
1.343% 12/6/24 (b)	1,180,000	1,144,091
3.3% 10/30/24	520,000	501,209
4.166% 5/9/25 (b)	960,000	934,415
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.585% 12/29/23 (b)(c)	1,000,000	1,001,100
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.41% 6/13/23 (b)(c)	1,000,000	999,984
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.5357% 3/22/24 (b)(c)	1,000,000	1,000,749
2.9% 4/17/24	630,000	616,862
		10,823,682
Financial Services - 1.7%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 5.759% 5/24/24 (b)(c)(d)	1,300,000	1,285,009
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 5.6586% 1/7/25 (b)(c)(d)	1,150,000	1,123,264
0.95% 1/8/24 (d)	800,000	771,503
2.75% 6/25/24 (d)	560,000	533,924
GA Global Funding Trust:
1% 4/8/24 (d)	720,000	679,704
1.25% 12/8/23 (d)	500,000	486,607
Jackson Financial, Inc. 1.125% 11/22/23	500,000	489,767
		5,369,778
Insurance - 1.4%
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	600,000	592,152
New York Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 5.283% 6/6/24 (b)(c)(d)	1,100,000	1,099,231
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.3102% 4/26/24 (b)(c)(d)	550,000	549,590
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.3382% 4/12/24 (b)(c)(d)	700,000	695,950
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.4033% 4/12/24 (b)(c)(d)	438,000	438,189
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 5.911% 3/28/25 (b)(c)(d)	1,000,000	996,870
		4,371,982
TOTAL FINANCIALS		128,632,702
HEALTH CARE - 3.0%
Biotechnology - 0.3%
Amgen, Inc. 3.625% 5/22/24	1,000,000	981,251
Health Care Providers & Services - 0.9%
Cigna Group:
0.613% 3/15/24	640,000	616,303
3.5% 6/15/24	630,000	616,741
Humana, Inc. 0.65% 8/3/23	1,600,000	1,588,786
		2,821,830
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.4934% 10/18/24 (b)(c)	1,124,000	1,125,147
Pharmaceuticals - 1.4%
AstraZeneca Finance LLC 0.7% 5/28/24	650,000	620,643
Bayer U.S. Finance II LLC 3.875% 12/15/23 (d)	2,000,000	1,978,893
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.2012% 9/11/23 (b)(c)(d)	1,300,000	1,300,478
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	550,000	545,108
		4,445,122
TOTAL HEALTH CARE		9,373,350
INDUSTRIALS - 2.6%
Aerospace & Defense - 0.2%
The Boeing Co. 2.8% 3/1/24	620,000	607,859
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.3041% 3/11/24 (b)(c)(d)	500,000	500,761
Machinery - 2.0%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.5105% 11/13/23 (b)(c)	1,200,000	1,201,596
2.15% 11/8/24	620,000	596,062
3.25% 12/1/24	620,000	604,498
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 5.3489% 6/14/23 (b)(c)(d)	700,000	700,012
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 5.9412% 4/5/24 (b)(c)(d)	1,440,000	1,440,216
1.125% 12/14/23 (d)	1,633,000	1,593,209
5.2% 1/17/25 (d)	290,000	289,026
		6,424,619
Trading Companies & Distributors - 0.2%
Air Lease Corp. 4.25% 2/1/24	620,000	612,544
TOTAL INDUSTRIALS		8,145,783
INFORMATION TECHNOLOGY - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1883% 10/1/24 (b)(c)	274,000	271,879
Microchip Technology, Inc.:
0.972% 2/15/24	640,000	618,003
2.67% 9/1/23	550,000	545,281
		1,435,163
MATERIALS - 0.2%
Chemicals - 0.2%
Celanese U.S. Holdings LLC 5.9% 7/5/24	600,000	599,304
UTILITIES - 2.8%
Electric Utilities - 1.9%
DTE Electric Co. 3.65% 3/15/24	750,000	739,792
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 5.1209% 6/10/23 (b)(c)	341,000	340,978
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.231% 6/28/24 (b)(c)	650,000	644,892
NextEra Energy Capital Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.4405% 11/3/23 (b)(c)	900,000	899,638
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 5.7683% 4/1/24 (b)(c)	1,150,000	1,146,580
1.1% 4/1/24	640,000	616,654
Southern Co. 2.95% 7/1/23	1,000,000	996,969
Virginia Electric & Power Co. 3.45% 2/15/24	600,000	591,148
		5,976,651
Gas Utilities - 0.2%
Dominion Gas Holdings LLC 2.5% 11/15/24	630,000	605,365
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 3.5% 2/1/25	630,000	615,058
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (b)(c)	585,000	583,396
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 5.3963% 9/15/23 (b)(c)	186,000	185,943
WEC Energy Group, Inc. 0.8% 3/15/24	630,000	606,891
		1,991,288
TOTAL UTILITIES		8,573,304
TOTAL NONCONVERTIBLE BONDS (Cost $179,233,452)		178,721,721

U.S. Treasury Obligations - 8.3%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.72% 1/25/24	10,500,000	10,168,796
U.S. Treasury Notes:
3% 6/30/24	10,477,000	10,240,036
4.125% 1/31/25	5,750,000	5,701,035
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,187,756)		26,109,867

Certificates of Deposit - 11.6%
	Principal Amount (a)	Value ($)
Bank of America NA 5.12% 8/31/23	1,000,000	998,752
Bank of Montreal yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.81% 8/1/23 (b)(c)	1,250,000	1,251,132
Bank of Nova Scotia yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.640% 5.7% 8/23/23 (b)(c)	1,500,000	1,501,367
Barclays Bank PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 6/8/23 (b)(c)	1,200,000	1,200,136
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 8/11/23 (b)(c)	1,300,000	1,300,004
5.4% 11/6/23	1,000,000	998,353
5.56% 11/27/23	1,300,000	1,298,447
BNP Paribas Fortis yankee 5.37% 7/31/23	1,000,000	1,000,182
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 4/1/24 (b)(c)	1,500,000	1,501,663
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 5.82% 8/22/23 (b)(c)	1,250,000	1,252,096
5.5% 1/19/24	1,300,000	1,297,893
5.6% 12/1/23	1,300,000	1,299,482
Credit Agricole CIB yankee 5.43% 8/18/23	1,300,000	1,300,033
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 5/10/24 (b)(c)	1,300,000	1,300,062
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.720% 5.78% 8/14/23 (b)(c)	1,300,000	1,301,292
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 7/3/23 (b)(c)	1,000,000	1,000,574
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.810% 5.87% 11/30/23 (b)(c)	1,000,000	1,001,690
5.55% 8/30/23	1,500,000	1,500,030
Natexis Banques Populaires New York Branch yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.75% 8/14/23 (b)(c)	1,300,000	1,301,216
Nordea Bank Finland PLC yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.64% 8/31/23 (b)(c)	1,400,000	1,401,081
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 5.64% 9/19/23 (b)(c)	1,000,000	1,000,887
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 7/7/23 (b)(c)	1,200,000	1,200,537
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 5/1/24 (b)(c)	1,300,000	1,299,563
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 7/11/23 (b)(c)	1,300,000	1,300,708
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 5.86% 8/1/23 (b)(c)	1,250,000	1,251,233
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 3/28/24 (b)(c)	1,500,000	1,501,064
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 5.79% 8/3/23 (b)(c)	1,250,000	1,251,183
Toronto-Dominion Bank yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.73% 3/25/24 (b)(c)	1,000,000	1,000,531
5.6% 11/27/23	1,300,000	1,299,455
TOTAL CERTIFICATES OF DEPOSIT (Cost $36,100,196)		36,110,646

Commercial Paper - 9.1%
	Principal Amount (a)	Value ($)
AT&T, Inc.:
5.42% 12/19/23	1,000,000	967,287
5.7% 1/23/24	1,000,000	961,125
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 5.74% 7/11/23 (b)(c)	1,300,000	1,299,967
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 5.76% 10/6/23 (b)(c)	1,000,000	1,001,285
yankee 5.76% 4/4/24 (b)(c)	1,000,000	1,000,770
Bank of Nova Scotia U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.66% 8/25/23 (b)(c)	1,000,000	1,000,833
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee 5.4% 11/6/23 (d)	882,000	860,442
BNP Paribas SA yankee 5.28% 7/31/23	750,000	743,427
BPCE SA yankee:
5.15% 12/7/23	1,500,000	1,456,118
5.23% 7/17/23	1,000,000	993,164
5.32% 8/7/23	750,000	742,377
Citigroup Global Markets, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.71% 9/22/23 (b)(c)	1,500,000	1,500,000
General Motors Financial Co., Inc. 5.67% 11/15/23	1,000,000	971,636
HSBC U.S.A., Inc.:
yankee:
5.35% 11/1/23	1,250,000	1,220,253
5.505% 2/2/24	1,300,000	1,249,783
5.64% 1/12/24	1,300,000	1,254,012
NatWest Markets PLC yankee:
5.28% 11/7/23	1,300,000	1,267,471
5.34% 2/9/24	1,300,000	1,247,572
Philip Morris International, Inc. 5% 10/24/23	1,000,000	978,120
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.72% 7/7/23 (b)(c)	1,200,000	1,199,971
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 5.81% 7/27/23 (b)(c)	1,250,000	1,251,035
Sempra Energy 5.56% 9/5/23	1,000,000	984,628
Suncor Energy, Inc. yankee 5.6% 8/10/23	1,000,000	989,017
Svenska Handelsbanken AB yankee 5.3% 10/18/23	1,300,000	1,272,933
Svenska Handelsbanken, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 5.75% 8/29/23 (b)(c)	1,000,000	1,001,188
The Toronto-Dominion Bank yankee 4.97% 10/27/23	1,000,000	977,290
TOTAL COMMERCIAL PAPER (Cost $28,410,757)		28,391,704

Money Market Funds - 15.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (e) (Cost $47,154,081)	47,144,652	47,154,081

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $317,086,242)	316,488,019
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(4,491,446)
NET ASSETS - 100.0%	311,996,573

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,797,831 or 16.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	34,197,255	144,566,759	131,609,933	1,344,563	-	-	47,154,081	0.1%
Total	34,197,255	144,566,759	131,609,933	1,344,563	-	-	47,154,081

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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